13. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment
	Balance for Dec/18	Adoption of IFRS 16	Additions	Disposals	Transfers	Other changes (*)	Balance for Dec/19
Total cost of property, plant and equipment, gross	33,832,803	5,256,114	4,855,684	(183,384)	-	(408,118)	43,353,099
Commutation/transmission equipment	20,806,249	-	17,662	(133,789)	2,121,907	-	22,812,029
Fiber optic cables	762,175	-	-	-	51,414	-	813,589
Leased handsets	2,313,945	-	519	(20,194)	195,725	-	2,489,995
Infrastructure (i)	6,133,810	-	-	(18,684)	294,851	(313,130)	6,096,847
Informatics assets	1,679,328	-	-	(9,366)	51,289	-	1,721,251
General use assets	796,839	-	-	(623)	63,289	-	859,505
Rights-of-use in leases (ii) (Note 2.f)	-	5,256,114	1,772,290	-	-	(94,988)	6,933,416
Land	40,794	-	-	-	-	-	40,794
Construction in progress	1,299,663	-	3,065,213	(728)	(2,778,475)	-	1,585,673

Total of Accumulated depreciation	(22,629,181)	-	(3,262,726)	150,972	-	-	(25,740,935)
Commutation/transmission equipment	(14,936,069)	-	(1,577,490)	129,998	-	-	(16,383,561)
Fiber optic cables	(345,532)	-	(65,035)	-	-	-	(410,567)
Leased handsets	(2,132,227)	-	(131,341)	6,705	-	-	(2,256,863)
Infrastructure (i)	(3,157,890)	-	(440,224)	4,281	-	-	(3,593,833)
Informatics assets	(1,512,114)	-	(62,561)	9,366	-	-	(1,565,309)
General use assets	(545,349)	-	(45,931)	622	-	-	(590,658)
Right-of-use in leases (ii) (Note 2.f)	-	-	(940,144)	-	-	-	(940,144)

Total property, plant and equipment, net	11,203,622	5,256,114	1,592,958	(32,412)	-	(408,118)	17,612,164
Commutation/transmission equipment	5,870,180	-	(1,559,828)	(3,791)	2,121,907	-	6,428,468
Fiber optic cables	416,643	-	(65,035)	-	51,414	-	403,022
Leased handsets	181,718	-	(130,822)	(13,489)	195,725	-	233,132
Infrastructure (i)	2,975,920	-	(440,224)	(14,403)	294,851	(313,130)	2,503,014
Informatics assets	167,214	-	(62,561)	-	51,289	-	155,942
General use assets	251,490	-	(45,931)	(1)	63,289	-	268,847
Rights-of-use in leases (ii) (Note 2.f)	-	5,256,114	832,146	-	-	(94,988)	5,993,272
Land	40,794	-	-	-	-	-	40,794
Construction in progress	1,299,663	-	3,065,213	(728)	(2,778,475)	-	1,585,673

	Balance for Dec/17	Additions/ Depreciation	Disposals	Transfers	Balance for Dec/18

Total cost of property, plant and equipment, gross	31,166,905	2,746,039	(80,141)	-	33,832,803
Commutation/transmission equipment	18,766,840	8,974	(48,203)	2,078,638	20,806,249
Fiber optic cables	683,971	20	-	78,184	762,175
Leased handsets	2,181,630	-	(15,675)	147,990	2,313,945
Infrastructure	5,652,840	678	(4,562)	484,854	6,133,810
Informatics assets	1,615,325	9	(9,511)	73,505	1,679,328
General use assets	739,439	286	(2,018)	59,132	796,839
Land	40,794	-	-	-	40,794
Construction in progress	1,486,066	2,736,072	(172)	(2,922,303)	1,299,663
					-
Total Accumulated depreciation	(20,328,417)	(2,371,362)	70,598	-	(22,629,181)
Commutation/transmission equipment	(13,373,003)	(1,610,326)	47,260	-	(14,936,069)
Fiber optic cables	(290,699)	(54,833)	-	-	(345,532)
Leased handsets	(2,016,018)	(124,709)	8,500	-	(2,132,227)
Infrastructure	(2,697,878)	(463,856)	3,844	-	(3,157,890)
Informatics assets	(1,448,694)	(72,885)	9,465	-	(1,512,114)
General use assets	(502,125)	(44,753)	1,529	-	(545,349)

Total property, plant and equipment, net	10,838,488	374,677	(9,543)	-	11,203,622
Commutation/transmission equipment	5,393,837	(1,601,352)	(943)	2,078,638	5,870,180
Fiber optic cables	393,272	(54,813)	-	78,184	416,643
Leased handsets	165,612	(124,709)	(7,175)	147,990	181,718
Infrastructure	2,954,962	(463,178)	(718)	484,854	2,975,920
Informatics assets	166,631	(72,876)	(46)	73,505	167,214
General use assets	237,314	(44,467)	(489)	59,132	251,490
Land	40,794	-	-	-	40,794
Construction in progress	1,486,066	2,736,072	(172)	(2,922,303)	1,299,663

The construction in progress represent the cost of projects in progress related to the construction of networks and/or other tangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets.

(*) Other changes include:

(i)	In 2019, the "Sale of Towers (leaseback)" lease had its value remeasured for better alignment with the methodology of the new IFRS 16, based on paragraph C11 of this new pronouncement and removed the projected inflation component on future receipts, in the amount of R$ 313,130.

(ii)	In the fourth quarter of 2019, the Company implemented a new tool that allowed Management to control and calculate in an automated manner the accounting effects arising from lease agreements. Through this new tool, it was possible to identify adjustments in the amount of R$94,988 of these assets (note 2).

	Lease operation - network	Lease operation - vehicles	Lease operation – Stores & kiosks	Lease operation - Property	Lease operation – Land (Network)	Total

Balances as at January 01, 2019	2,625,145	6,792	375,286	1,540,685	708,206	5,256,114
Additions in the period, net of cancellation	928,682	5,045	191,597	322,067	324,899	1,772,290
Remensuration	5,841	(500)	5,895	(138,967)	32,743	(94,988)
Depreciation	(387,526)	(4,349)	(93,306)	(183,872)	(271,091)	(940,144)
Balances as at December 31, 2019	3,172,142	6,988	479,472	1,539,913	794,757	5,993,272
Useful Life - %	10.98	44.81	21.04	11.97	31.25

Schedule of depreciation rates
Annual Rate %
Commutation/transmission equipment	8 to 14.29
Fiber optic cables	4 to 10
Leased assets	14.28 to 50
Infrastructure	4 to 20
Informatic assets	10 to 20
General use assets	10 to 20